Biological assets - Changes in Biological Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in biological assets [abstract]
Biological assets	$ 266,444	$ 195,178
Increase due to purchases	511	3,732
Acquisition of subsidiaries		1,676
Initial recognition and changes in fair value of biological assets	87,858	215,941
Decrease due to harvest / disposals	(476,704)	(608,856)
Costs incurred during the year	387,448	438,729
Exchange differences	(37,520)	20,044
Biological assets	228,037	266,444
Initial recognition and changes in fair value of biological assets, price changes	3,999	4,653
Initial recognition and changes in fair value of biological assets, physical changes	11,796	22,325
Dairy and cattle
Changes in biological assets [abstract]
Initial recognition and changes in fair value of biological assets	15,795	26,978
Sugarcane
Changes in biological assets [abstract]
Biological assets	109,431	71,327
Increase due to purchases	0	0
Acquisition of subsidiaries		0
Initial recognition and changes in fair value of biological assets	94,436	108,066
Decrease due to harvest / disposals	(245,325)	(202,298)
Costs incurred during the year	146,592	128,308
Exchange differences	11,324	4,028
Biological assets	116,458	109,431
Crops | Farming
Changes in biological assets [abstract]
Biological assets	72,843	60,615
Increase due to purchases	369	3,028
Acquisition of subsidiaries		0
Initial recognition and changes in fair value of biological assets	(10,327)	64,061
Decrease due to harvest / disposals	(116,007)	(245,660)
Costs incurred during the year	130,965	181,163
Exchange differences	(22,298)	9,636
Biological assets	55,545	72,843
Rice | Farming
Changes in biological assets [abstract]
Biological assets	54,125	44,257
Increase due to purchases	142	704
Acquisition of subsidiaries		1,676
Initial recognition and changes in fair value of biological assets	(4,301)	16,557
Decrease due to harvest / disposals	(58,110)	(81,424)
Costs incurred during the year	57,990	68,432
Exchange differences	(17,003)	3,923
Biological assets	32,843	54,125
Dairy | Farming
Changes in biological assets [abstract]
Biological assets	30,045	18,979
Increase due to purchases	0	0
Acquisition of subsidiaries		0
Initial recognition and changes in fair value of biological assets	8,050	27,257
Decrease due to harvest / disposals	(57,262)	(79,474)
Costs incurred during the year	51,901	60,826
Exchange differences	(9,543)	2,457
Biological assets	$ 23,191	$ 30,045